Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2013
Registrant Name	dei_EntityRegistrantName	BLACKROCK MUNICIPAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000799113
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 10, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 10, 2014
Prospectus Date	rr_ProspectusDate	Jan. 27, 2014